Average Annual Total Returns - FidelityAssetManagerFunds-RetailComboPRO - FidelityAssetManagerFunds-RetailComboPRO - Fidelity Asset Manager 40%	Nov. 29, 2023
Fidelity Asset Manager 40% | Return Before Taxes
Average Annual Return:
Past 1 year	(13.64%)
Past 5 years	3.23%
Past 10 years	4.93%
Fidelity Asset Manager 40% | After Taxes on Distributions
Average Annual Return:
Past 1 year	(15.01%)
Past 5 years	2.07%
Past 10 years	3.78%
Fidelity Asset Manager 40% | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.51%)
Past 5 years	2.21%
Past 10 years	3.54%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0594
Average Annual Return:
Past 1 year	(12.76%)
Past 5 years	3.12%
Past 10 years	4.74%